REVENUES (Tables) - Rocket Lab USA, Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of Disaggregation of Revenue	The following tables provide information about disaggregated revenue and a reconciliation of the disaggregated revenue during the six months ended June 30:

	Six-Months Ended June 30, 2021
Revenues by recognition model	2021	2020
Point-in-time.	$26,815	$7,534
Over-time	2,657	1,219

Total revenue by recognition model	29,472	8,753

The following tables provide information about disaggregated revenue and a reconciliation of the disaggregated revenue during the years ended December 31:

	2020
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$31,993	$1,910	$33,903
Over-time	1,092	165	1,257

Total revenue by recognition model	$33,085	$2,075	$35,160

	2019
	Launch Services	Space Systems	Total
Revenues by recognition model
Point-in-time	$26,361	$—	$26,361
Over-time	22,038	—	22,038

Total revenue by recognition model	$48,399	$—	$48,399

Balances Related to Enforceable Contracts
The following table presents the balances related to enforceable contracts as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Contract balances
Accounts receivable	$22,355	$2,730
Contract assets	843	2,045
Contract liabilities	(31,138)	(26,132)

The following table presents the balances related to enforceable contracts as of December 31:

	2020	2019
Contract balances
Accounts receivable	$2,730	$1,185
Contract assets	2,045	7,064
Contract liabilities	(26,132)	(10,211)

Changes in Contract Liabilities
Changes in contract liabilities were as follows:

Contract liabilities, at December 31, 2020	$26,132
Customer advances received	17,116
Recognition of unearned revenue	(12,110)
Contract liabilities, at June 30, 2021	$31,138

Changes in contract liabilities were as follows:

	2020	2019
Contract liabilities, beginning of year	$10,211	$11,590
Customer advances received	24,694	8,672
Recognition of unearned revenue	(8,773)	(10,051)

Contract liabilities, end of year	$26,132	$10,211